Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Consolidated Financial Statements (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Lytus Technologies Private Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	India
Shareholding and Voting Power	100.00%	100.00%
Sri Sai Cable and Broadband Private Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	India
Shareholding and Voting Power	51.00%
Lytus Technologies Inc. (Deconsolidated on April 1, 2023) (refer to No 21 (a)) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	United States
Shareholding and Voting Power		100.00%